Intangible assets, net - Intangible assets, net- Schedule Of Indefinite-lived And Definite-lived Intangible Assets (parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 80,583	$ 67,266
Software development costs [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	66,356	56,770
Licensing Agreements [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	7,097	7,751
Customer relationships [member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 7,130	$ 2,745